Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Summary of Income Taxes	A summary of income taxes as follows:
	December 31,
	2014	2013	2012
Current:
Federal	$—	$—	$—
State	41,753	31,525	32,776
	$41,753	$31,525	$32,776

Schedule of Reconciliation of the Statutory Federal Income Tax Rate

The reconciliation of the statutory federal income tax rate to the Company’s effective tax is presented below:

	December 31,
	2014	2013	2012
Tax at federal statutory rate	34.00%	34.00%	34.00%
State taxes, net of federal	0.13%	(0.10%)	0.11%
Permanent items	(18.40%)	(0.37%)	(0.84%)
Other	(1.58%)	0.33%	0.55%
Valuation allowance	(14.26%)	(34.00%)	(34.00%)
Effective tax rate	(0.11%)	(0.14%)	(0.18%)

Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2014	2013	2012
Net deferred tax asset carryforward	$59,942,144	$48,735,783	$41,034,013
Fees on debt guarantee	—	2,692,877	721,670
Stock option expense	1,742,186	1,028,880	707,505
Property and equipment	(4,605,896)	(1,675,683)	454,480
Other	48,224	1,026,231	1,284,161
Less: Valuation allowance	(57,126,658)	(51,808,088)	(44,201,829)
Net deferred tax	$—	$—	$—

Net Deferred Tax Assets and Liabilities

Net deferred tax assets and liabilities are summarized as follows:

	December 31,
	2014	2013	2012
Total deferred tax assets	$61,732,553	$53,483,771	$44,201,829
Total deferred tax liabilities	(4,605,895)	(1,675,683)	—
Valuation allowance	(57,126,658)	(51,808,088)	(44,201,829)
Net deferred income tax assets	$—	$—	$—